Stock-Based Compensation - Summary of Net Cash Proceeds from Exercise of Stock Options Less Shares Used for Minimum Withholding Taxes and Intrinsic Value of Options Exercised (Detail) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Net cash proceeds	$ 0	$ 227	$ 212
Intrinsic value of options exercised	$ 0	$ 344	$ 179